Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2023
Cash Flow Information [Abstract]
Schedule of Reconciliation of Cash Flow From Operations with Loss After Income Tax	Reconciliation of cash flow from operations with loss after income tax
	30 June 2023 A$	30 June 2022 A$	30 June 2021 A$

Net Loss for the Year	(3,786,507)	(2,854,254)	(8,384,465)

Adjustments for
Depreciation expense	48,662	26,613	43,662
Lease modification	-	15,993	-
Distribution costs	-	35,000	-
Expected credit losses	19,111	8,809	(30,055)
Finance costs	9,652	6,184	13,761
Finance income	(116,323)	(21,785)	(9,204)
Leave provision expense	27,235	45,470	53,610
Share-based payment expenses	226,954	94,891	2,116,013
Unrealized net foreign currency gains	(422,881)	(234,794)	592,243
Change in operating assets and liabilities:
Add decrease in trade and other receivables	226,365	(336,998)	23,037
Add (increase) / decrease in inventories	(776,100)	275,605	960,920
Add (increase) / decrease in other operating assets	414,249	(494,143)	(45,065)
Add increase in financial assets	848,006		-
Add (decrease) / increase in trade and other payables	31,876	285,616	586,796
Add (decrease) / increase in other operating liabilities	654,506	285,616	-
	(2,595,195)	(3,147,793)	(4,078,747)